Villere Balanced Fund
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 66.4%	Shares	Value
Administrative and Support Services - 5.4%
Uber Technologies, Inc. (a)	42,090	$3,028,796
Visa, Inc. - Class A	10,520	3,314,642
		6,343,438

Ambulatory Health Care Services - 2.1%
Option Care Health, Inc. (a)	104,155	2,478,889

Beverage and Tobacco Product Manufacturing - 1.2%
PepsiCo, Inc.	9,000	1,471,050

Chemical Manufacturing - 5.7%
Abbott Laboratories (b)	13,675	1,624,180
Colgate-Palmolive Co. (b)	24,070	2,325,884
Ligand Pharmaceuticals, Inc. (a)(b)	22,313	2,710,360
		6,660,424

Computer and Electronic Product Manufacturing - 6.5%
Microchip Technology, Inc.	21,620	1,473,836
ON Semiconductor Corp. (a)	36,695	2,609,748
Roper Technologies, Inc.	6,260	3,545,914
		7,629,498

Credit Intermediation and Related Activities - 5.0%
Euronet Worldwide, Inc. (a)	26,505	2,786,471
JPMorgan Chase & Co.	12,535	3,130,240
		5,916,711

Food Manufacturing - 2.5%
Lamb Weston Holdings, Inc. (b)	18,425	1,423,147
Mondelez International, Inc. - Class A	22,950	1,490,603
		2,913,750

Insurance Carriers and Related Activities - 3.8%
Palomar Holdings, Inc. (a)	26,259	2,843,850
Progressive Corp.	6,105	1,641,512
		4,485,362

Management of Companies and Enterprises - 3.0%
On Holding AG - Class A (a)(b)	60,446	3,525,815

Merchant Wholesalers, Durable Goods - 4.6%
Pool Corp. (b)	14,312	5,396,912

Mining (except Oil and Gas) - 2.6%
Freeport-McMoRan, Inc.	68,640	3,033,888

Miscellaneous Manufacturing - 6.9%
Johnson & Johnson	9,720	1,506,697
STERIS PLC	8,095	1,773,291
Stryker Corp.	7,110	2,788,186
Teleflex, Inc.	10,470	2,019,140
		8,087,314

Performing Arts, Spectator Sports, and Related Industries - 2.0%
Caesars Entertainment, Inc. (a)	61,649	2,372,870

Petroleum and Coal Products Manufacturing - 1.5%
Chevron Corp.	10,610	1,718,077

Professional, Scientific, and Technical Services - 2.2%
IDEXX Laboratories, Inc. (a)	4,735	1,996,986
OmniAb, Inc. (a)(c)	20,984	0
OmniAb, Inc. (a)(c)	20,984	0
OmniAb, Inc. (a)(b)	156,444	611,696
		2,608,682

Publishing Industries - 1.7%
Microsoft Corp.	4,615	1,954,268

Support Activities for Mining - 2.6%
Atlas Energy Solutions, Inc. (b)	128,905	3,038,291

Support Activities for Transportation - 2.5%
J.B. Hunt Transport Services, Inc.	15,780	2,984,156

Telecommunications - 1.6%
Verizon Communications, Inc.	43,435	1,925,908

Transportation Equipment Manufacturing - 1.2%
Lockheed Martin Corp.	2,745	1,453,231

Water Transportation - 1.8%
Tidewater, Inc. (a)	41,885	2,166,292
TOTAL COMMON STOCKS (Cost $57,345,745)		78,164,826

CORPORATE BONDS - 24.3%	Par	Value
Beverage and Tobacco Product Manufacturing - 0.4%
PepsiCo, Inc., 4.50%, 07/17/2029 (b)	500,000	503,726

Chemical Manufacturing - 2.6%
HB Fuller Co., 4.00%, 02/15/2027	2,418,000	2,361,436
Kimberly-Clark Corp., 3.20%, 04/25/2029	100,000	95,587
Scotts Miracle-Gro Co., 4.50%, 10/15/2029 (b)	700,000	659,972
		3,116,995

Computer and Electronic Product Manufacturing - 0.4%
Northrop Grumman Corp., 4.60%, 02/01/2029	525,000	525,350

Computing Infrastructure Providers, Data Processing, Web Hosting, and Related Services - 0.3%
Visa, Inc., 0.75%, 08/15/2027	321,000	293,174

Couriers and Messengers - 0.4%
United Parcel Service, Inc., 5.15%, 05/22/2034 (b)	480,000	491,399

Electrical Equipment, Appliance, and Component Manufacturing - 0.9%
Hubbell, Inc., 3.50%, 02/15/2028	1,045,000	1,007,233

Fabricated Metal Product Manufacturing - 2.4%
Emerson Electric Co., 0.88%, 10/15/2026	950,000	892,043
Stanley Black & Decker, Inc., 2.30%, 02/24/2025	2,000,000	1,987,294
		2,879,337

Insurance Carriers and Related Activities - 1.1%
Enact Holdings, Inc., 6.25%, 05/28/2029	500,000	513,086
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	800,000	770,830
		1,283,916

Machinery Manufacturing - 0.8%
Brunswick Corp., 4.40%, 09/15/2032 (b)	960,000	900,240

Merchant Wholesalers, Durable Goods - 1.1%
Avnet, Inc., 3.00%, 05/15/2031	1,000,000	868,487
Reliance, Inc., 1.30%, 08/15/2025	490,000	478,069
		1,346,556

Paper Manufacturing - 0.8%
Sonoco Products Co., 2.25%, 02/01/2027	950,000	901,365

Professional, Scientific, and Technical Services - 0.8%
Alphabet, Inc., 0.80%, 08/15/2027 (b)	1,000,000	915,349

Rail Transportation - 1.5%
Union Pacific Corp., 2.80%, 02/14/2032	2,000,000	1,777,813

Sporting Goods, Hobby, Musical Instrument, Book, and Miscellaneous Retailers - 1.2%
Amazon.com, Inc., 1.65%, 05/12/2028	1,500,000	1,372,537

Transportation Equipment Manufacturing - 4.6%
Honda Motor Co. Ltd., 2.53%, 03/10/2027	1,200,000	1,152,210
Honeywell International, Inc., 4.95%, 09/01/2031	1,000,000	1,019,100
Oshkosh Corp., 3.10%, 03/01/2030	500,000	459,863
Toyota Motor Corp., 1.34%, 03/25/2026	2,900,000	2,784,076
		5,415,249

Utilities - 5.0%
Alabama Power Co., 1.45%, 09/15/2030 (b)	1,500,000	1,260,511
Duke Energy Corp., 0.90%, 09/15/2025	1,000,000	969,832
Pacific Gas & Electric Co., 4.20%, 03/01/2029	600,000	584,130
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027	1,500,000	1,552,427
Southern Co., 5.11%, 08/01/2027	1,500,000	1,520,666
		5,887,566
TOTAL CORPORATE BONDS (Cost $29,643,149)		28,617,805

REAL ESTATE INVESTMENT TRUSTS - 1.8%	Shares	Value
Lineage, Inc.	34,155	2,166,110
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,571,646)		2,166,110

CONVERTIBLE PREFERRED STOCKS - 1.6%	Shares	Value
Credit Intermediation and Related Activities - 1.6%
Bank of America Corp. Series L, 7.25%, Perpetual	1,500	1,866,750
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,883,932)		1,866,750

SHORT-TERM INVESTMENTS - 19.2%		Value
Investments Purchased with Proceeds from Securities Lending - 13.4%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.71% (d)	15,750,069	15,750,069

Money Market Funds - 5.8%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 4.57% (d)	6,841,634	6,841,634
TOTAL SHORT-TERM INVESTMENTS (Cost $22,591,703)		22,591,703

TOTAL INVESTMENTS - 113.3% (Cost $114,036,175)		133,407,194
Liabilities in Excess of Other Assets - (13.3)%		(15,633,230)
TOTAL NET ASSETS - 100.0%		$117,773,964
two		–%
Percentages are stated as a percent of net assets.		–%

AG - Aktiengesellschaft
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of November 30, 2024. The total market value of these securities was $15,456,716 which represented 13.1% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of November 30, 2024.

(d)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Villere Balanced Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$78,164,826	$–	$–	(a)	$78,164,826
Corporate Bonds	–	28,617,805	–		28,617,805
Real Estate Investment Trusts	2,166,110	–	–		2,166,110
Convertible Preferred Stocks	1,866,750	–	–		1,866,750
Investments Purchased with Proceeds from Securities Lending(b)	–	–	–		15,750,069
Money Market Funds	6,841,634	–	–		6,841,634
Total Investments	$89,039,320	$28,617,805	$–	(a)	$133,407,194

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)	Amount is less than $0.50.
(b)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $15,750,069 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

The following is a reconciliation of the Balanced Fund's Level 3 assets for which significant unobservable inputs were used to determine fair value:
Common Stocks
Balance as of August 31, 2024	$0
Acquisitions	-
Dispositions	-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	-
Transfer in and/or out of Level 3	-
Balance as of November 30, 2024	$0
Change in unrealized appreciation/depreciation for Level 3 investments held at November 30, 2024	$-

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Adviser, as the Funds' Valuation Designee, oversees valuation techniques.

Type of Security	Fair Value at 11/30/24	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stock	$0.00	Issue Price	Market Data	$0.00